UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : June 30, 2004
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	Aug 4, 2004



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 48

Form 13F Information Table Value Total : $598,977

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM Corp                      COM              885535104    24929  3988705 SH       SOLE                  3988705
Abbott Laboratories            COM              002824100     1956    48000 SH       SOLE                    48000
Advent Software                COM              007974108    16382   906600 SH       SOLE                   906600
Affymetrix                     COM              00826T108    63024  1925559 SH       SOLE                  1925559
Agile Software                 COM              00846x105     7533   860873 SH       SOLE                   860873
ArthroCare                     COM              043136100    12534   431600 SH       SOLE                   431600
Atheros                        COM              04743p108     4571   432900 SH       SOLE                   432900
BEA Systems, Inc               COM              073325102    38264  4654975 SH       SOLE                  4654975
BP Amoco PLC                   COM              055622104     1021    19054 SH       SOLE                    19054
Berk. Hath. Class A            COM              084670108     1314       15 SH       SOLE                       15
Berk. Hath. Class B            COM              084670207     1690      572 SH       SOLE                      572
CNET Networks Inc.             COM              12613R104    25192  2275659 SH       SOLE                  2275659
Ciena Corp                     COM              171779101     1786   482714 SH       SOLE                   482714
EMC Corporation                COM              268648102     7968   698947 SH       SOLE                   698947
Electronic Arts                COM              285512109    14381   263622 SH       SOLE                   263622
Exelixis Inc                   COM              30161Q104     3388   335825 SH       SOLE                   335825
FormFactor                     COM              346375108    17371   773775 SH       SOLE                   773775
General Electric               COM              369604103     1815    56016 SH       SOLE                    56016
General Mills                  COM              370334104      634    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      303    10000 SH       SOLE                    10000
IBM                            COM              459200101     2082    23616 SH       SOLE                    23616
Inhibitex                      COM                            3244   450000 SH       SOLE                   450000
Intel Corp.                    COM              458140100     2854   103392 SH       SOLE                   103392
Intuit                         COM              461202103    40483  1049336 SH       SOLE                  1049336
JDS Uniphase Corp.             COM              46612J101    19383  5114350 SH       SOLE                  5114350
Johnson & Johnson              COM              478160104      898    16128 SH       SOLE                    16128
Juniper Networks               COM              48203r104    22728   925042 SH       SOLE                   925042
Linear Technology              COM              535678106    17840   451977 SH       SOLE                   451977
Magma Design                   COM              559181102    13169   684800 SH       SOLE                   684800
Maxim Intgrtd. Prod.           COM              57772K101    15476   295240 SH       SOLE                   295240
McData Corporation             COM              580031102      884   173000 SH       SOLE                   173000
Minnesota Mining               COM              604059105      360     4000 SH       SOLE                     4000
Molecular Devices              COM              60851C107     7099   399250 SH       SOLE                   399250
Nektar Therapeutics            COM              640268108     9790   490475 SH       SOLE                   490475
PMC-Sierra Inc                 COM              69344F106    48179  3357405 SH       SOLE                  3357405
Pfizer, Inc.                   COM              717081103     2139    62400 SH       SOLE                    62400
Pharmion Corp                  COM              71715B409    10883   222475 SH       SOLE                   222475
Rouse Co.                      COM              779273101      499    10500 SH       SOLE                    10500
Royal Dutch Petrol             COM              780257804      207     4000 SH       SOLE                     4000
Schering-Plough                COM              806605101     1168    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      508     8000 SH       SOLE                     8000
Siebel                         COM              826170102    40159  3756700 SH       SOLE                  3756700
Target CP                      COM              239753106     1080    25440 SH       SOLE                    25440
Vertex Pharm.                  COM              92532F100     9025   832550 SH       SOLE                   832550
Vignette                       COM              926734104     2250  1355500 SH       SOLE                  1355500
Vitesse Semi.                  COM              928497106    32798  6720948 SH       SOLE                  6720948
Webmethods                     COM              94768c108    11128  1298506 SH       SOLE                  1298506
Yahoo                          COM              984332106    36607  1005700 SH       SOLE                  1005700